Unaudited Condensed Consolidated Cash Flow Statements (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from (used in) operating activities [abstract]
Interest costs capitalised	$ 7	$ 100